Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 14, 2024	Jun. 28, 2023	Nov. 08, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Cash equivalents						$ 0	$ 0
Offering costs	$ 229,328			$ 7,499,353
Deferred underwriting fee payable						14,700,000	14,700,000
Number of shares issued				164,614,418
Federal depository insurance coverage amount						250,000
Impairment of due from related party						250,000
Unrecognized tax benefits						0	0
Unrecognized tax benefits accrued for interest and penalties						$ 0	$ 0
Number of shares excluded from computation of diluted earnings per ordinary share				65,575,576	13,301,863
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued to purchase ordinary shares (in shares)			17,975,000
Exercise price of warrants			$ 11.50
Number of shares excluded from computation of diluted earnings per ordinary share						17,975,000	17,975,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares outstanding						1,502,180	34,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs			$ 21,266,594
Underwriting fees			6,000,000
Deferred underwriting fee payable			14,700,000
Other offering costs			$ 566,594
IPO [Member] | Fee Reduction Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable		$ 5,000,000
Number of shares issued		500,000